Supplement to the
Fidelity® International Small Cap Opportunities Fund
December 30, 2006
Prospectus

The following information replaces the information found under the heading "Fee Table" in the "Investment Summary" section beginning on page 3.

Annual operating expenses
(paid from International Small Cap Opportunities assets)

International Small Cap Opportunities
Management fee	0.91%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.37%
Total annual class operating expenses	1.28%

ILS-07-01 March 30, 2007
1.824655.102